CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Common Stock	Capital in excess of par value	Retained Earnings	Treasury stock	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2011	$ 124.1	$ 778.6	$ 1,810.5	$ (791.5)	$ (263.2)	$ 1,658.5
Increase (Decrease) in Stockholders' Equity
Net income			215.4			215.4
Other comprehensive loss					(14.8)	(14.8)
Repurchase of 7,416,167, 6,555,672 and 7,927,344 shares for treasury for the years ended 2014, 2013, and 2012, respectively				(235.2)		(235.2)
Issuance of 1,299,931, 2,240,185 and 713,571 shares under stock-based compensation plans, including tax of $(4.1), $1.7 and $(3.8) for the years ended 2014,2013,and 2012, respectively.		23.2	(3.8)	22.4		41.8
Contribution of 396,781, 578,441 and 844,311 shares to the 401(k) Plan for the years ended 2014, 2013, and 2012, respectively.			(0.9)	26.5		25.6
Dividends: $1.34, $1.14 and $1.08 per share for the year ended 2014, 2013 and 2012, respectively			(110.4)			(110.4)
Balance at Dec. 29, 2012	124.1	801.8	1,910.8	(977.8)	(278.0)	1,580.9
Increase (Decrease) in Stockholders' Equity
Net income			215.8			215.8
Other comprehensive loss					(3.1)	(3.1)
Repurchase of 7,416,167, 6,555,672 and 7,927,344 shares for treasury for the years ended 2014, 2013, and 2012, respectively				(283.5)		(283.5)
Issuance of 1,299,931, 2,240,185 and 713,571 shares under stock-based compensation plans, including tax of $(4.1), $1.7 and $(3.8) for the years ended 2014,2013,and 2012, respectively.		10.5	(11.6)	70.7		69.6
Contribution of 396,781, 578,441 and 844,311 shares to the 401(k) Plan for the years ended 2014, 2013, and 2012, respectively.			6.1	18.4		24.5
Dividends: $1.34, $1.14 and $1.08 per share for the year ended 2014, 2013 and 2012, respectively			(112.0)			(112.0)
Balance at Dec. 28, 2013	124.1	812.3	2,009.1	(1,172.2)	(281.1)	1,492.2
Increase (Decrease) in Stockholders' Equity
Net income			248.9			248.9
Other comprehensive loss					(266.2)	(266.2)
Repurchase of 7,416,167, 6,555,672 and 7,927,344 shares for treasury for the years ended 2014, 2013, and 2012, respectively				(355.5)		(355.5)
Issuance of 1,299,931, 2,240,185 and 713,571 shares under stock-based compensation plans, including tax of $(4.1), $1.7 and $(3.8) for the years ended 2014,2013,and 2012, respectively.		11.6	(2.0)	43.2		52.8
Contribution of 396,781, 578,441 and 844,311 shares to the 401(k) Plan for the years ended 2014, 2013, and 2012, respectively.			6.2	13.2		19.4
Dividends: $1.34, $1.14 and $1.08 per share for the year ended 2014, 2013 and 2012, respectively			(125.1)			(125.1)
Balance at Jan. 03, 2015	$ 124.1	$ 823.9	$ 2,137.1	$ 1,471.3	$ (547.3)	$ 1,066.5